Consolidated Balance Sheets - USD ($)		Mar. 31, 2026	Sep. 30, 2025
Cash and cash equivalents		$ 3,253,520	$ 4,088,599
Accounts receivable, net		1,959,687	615,838
Inventories, net		1,928,279	2,455,477
Advance to suppliers		6,665,932	1,228,095
Prepaid expenses and other current assets, net		4,745,498	1,280,790
Total current assets		21,592,654	20,455,133
Property, plant and equipment, net		16,674,502	10,587,852
Intangible assets, net		953,684	959,116
Right-of-use assets		23,788	26,060
Advance to suppliers for equipment		913,909	1,128,095
Long-term investments		8,150,969
Total non-current assets		26,716,852	12,701,123
TOTAL ASSETS		48,309,506	33,156,256
Short-term bank borrowings		6,596,115	6,391,347
Accounts payable		1,636,149	1,724,551
Deferred revenue		495,338	402,407
Accrued expenses and other liabilities		6,551,373	2,932,166
Lease liabilities, current		13,917	6,743
Income tax payable		517,547	501,480
Total current liabilities		15,817,467	11,971,466
Deferred tax liabilities		1,189	1,303
Lease liabilities, non-current		12,771	18,756
Total non-current liabilities		13,960	20,059
TOTAL LIABILITIES		15,831,427	11,991,525
COMMITMENTS AND CONTINGENCIES (Note 16)
Shareholders’ equity
Subscription receivable		(6,250)	(6,250)
Additional paid-in capital		27,944,153	13,043,402
Statutory reserve		899,731	899,731
Retained earnings		1,548,480	4,958,991
Accumulated other comprehensive loss		(262,105)	(608,729)
Total shareholders’ equity		30,124,026	18,338,941
Non-controlling interests		2,354,053	2,825,790
Total equity		32,478,079	21,164,731
TOTAL LIABILITIES AND EQUITY		48,309,506	33,156,256
Related Parties
Amounts due from related parties		3,039,738	10,786,334
Amount due to related parties		7,028	12,772
Class A ordinary shares
Shareholders’ equity
Ordinary Shares, Value	[1]	16	48,000
Class B ordinary shares
Shareholders’ equity
Ordinary Shares, Value	[1]	$ 1	$ 3,796

[1]	Giving retroactive effect to the 100 to 1 Shares Consolidation on October 21, 2025, 100 to 1 Shares Consolidation on December 29, 2025, and 100 to 1 Shares Consolidation on June 18, 2026.